Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 363,210,000	$ 54,080,000	$ 72,690,000	$ 17,420,000	$ 2,540,000	$ 509,940,000